Prepaid IPO Costs (Tables)	12 Months Ended
Jun. 30, 2025
Prepaid IPO Costs [Abstract]
Schedule of Prepaid IPO Costs are Professional Expenses

Prepaid IPO costs are professional expenses related to initial public offering, which as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Audit fees	$311,440	$370,958
Legal fees	104,778	104,332
Due diligence fees	100,000	100,000
Consulting fees	1,171,413	590,492
Total	$1,687,631	$1,165,782